Deferred Tax Assets/(Liabilities) - Movements of Net Deferred Tax Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	¥ 844	¥ 449
Acquired in business combination	(30)
(Charged)/credited to consolidated income statement	302	487
Charged to other comprehensive income	(37)	(92)	¥ (3)
Ending balance	1,079	844	449
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,073)	(1,119)
Acquired in business combination	(30)
(Charged)/credited to consolidated income statement	64	138
Charged to other comprehensive income	(37)	(92)
Ending balance	(1,076)	(1,073)	(1,119)
Deferred tax liabilities [member] | Provision for major overhauls [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(261)	(384)
(Charged)/credited to consolidated income statement	45	123
Ending balance	(216)	(261)	(384)
Deferred tax liabilities [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(38)	(25)
(Charged)/credited to consolidated income statement	(11)	(13)
Ending balance	(49)	(38)	(25)
Deferred tax liabilities [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(659)	(687)
(Charged)/credited to consolidated income statement	26	28
Ending balance	(633)	(659)	(687)
Deferred tax liabilities [member] | Change in fair value of derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(5)	(3)
Charged to other comprehensive income	(6)	(2)
Ending balance	(11)	(5)	(3)
Deferred tax liabilities [member] | Available-for-sale financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(110)	(20)
Charged to other comprehensive income	(31)	(90)
Ending balance	(141)	(110)	(20)
Deferred tax liabilities [member] | Fair value remeasurement of identifiable assets in business combination [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Acquired in business combination	(30)
(Charged)/credited to consolidated income statement	4
Ending balance	(26)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,917	1,568
(Charged)/credited to consolidated income statement	238	349
Ending balance	2,155	1,917	1,568
Deferred tax assets [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,065	751
(Charged)/credited to consolidated income statement	(45)	314
Ending balance	1,020	1,065	751
Deferred tax assets [member] | Provision for major overhauls [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	505	472
(Charged)/credited to consolidated income statement	186	33
Ending balance	691	505	472
Deferred tax assets [member] | Deferred revenue [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	87	82
(Charged)/credited to consolidated income statement	1	5
Ending balance	88	87	82
Deferred tax assets [member] | Provision for impairment losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	174	201
(Charged)/credited to consolidated income statement	74	(27)
Ending balance	248	174	201
Deferred tax assets [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Charged)/credited to consolidated income statement	10
Ending balance	10
Deferred tax assets [member] | Gain (Loss) on Derivative Instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Charged)/credited to consolidated income statement	16
Ending balance	16
Deferred tax assets [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	86	62
(Charged)/credited to consolidated income statement	(4)	24
Ending balance	¥ 82	¥ 86	¥ 62